Related Party Disclosures - Transactions with Shareholders (Details) - EUR (€) € in Thousands		12 Months Ended
	Mar. 28, 2021	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Remaining commitments on the contract		€ 10
General and Administrative Expenses
Disclosure of transactions between related parties [line items]
Expenses incurred in connection with reated party		1
Cloud subscription
Disclosure of transactions between related parties [line items]
Remaining commitments on the contract		34,015
Cloud subscription | General and Administrative Expenses
Disclosure of transactions between related parties [line items]
Expenses incurred in connection with reated party		6,590
Prepaid expenses for future costs in non-financial assets		€ 2,927
Cloud subscription | Shareholders [Member]
Disclosure of transactions between related parties [line items]
Purchase obligation	€ 42,433
Term for Installment Payments	€ 50,000